Ropes & Gray

One Metro Center

700 12th Street, N.W.

Suite 900

Washington, DC 20005-3948

WRITER’S DIRECT DIAL NUMBER: (202) 508-4732

March 19, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Sterling Capital Funds, File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

On behalf of Sterling Capital Funds, accompanying this letter for electronic filing under Rule 497(e) of the Securities Act of 1933, as amended (“Rule 497(e)”), are interactive data files relating to a supplement filed with the Securities and Exchange Commission on March 1, 2013 under Rule 497(e), to the following:

1.	Sterling Capital Funds Class A, Class B and Class C Shares Prospectus, dated February 1, 2013, as amended.

2.	Sterling Capital Funds Institutional and Class R Shares Prospectus, dated February 1, 2013, as amended.

The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

Please call me at 202-508-4732 if you have any questions regarding this filing.

Sincerely,

/s/ Margaret S. Moore